Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Product (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,161,735.8	$ 2,263,891.3	$ 1,587,415.0
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,882,518.1	1,991,855.9	1,405,300.3
Other Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 279,217.7	$ 272,035.4	$ 182,114.7